Significant Accounting Policies - Summary of Property Plant and Equipment Estimated Useful Lives (Detail)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Buildings | Bottom of Range
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment, useful live	20 years	40 years
Buildings | Top of Range
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment, useful live	50 years	50 years
Machinery and equipment | Bottom of Range
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment, useful live	5 years	10 years
Machinery and equipment | Top of Range
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment, useful live	25 years	20 years
Distribution equipment | Bottom of Range
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment, useful live	4 years	7 years
Distribution equipment | Top of Range
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment, useful live	14 years	15 years
Refrigeration equipment | Bottom of Range
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment, useful live	7 years	5 years
Refrigeration equipment | Top of Range
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment, useful live	10 years	7 years
Returnable bottles | Bottom of Range
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment, useful live	1 year 6 months	1 year 6 months
Returnable bottles | Top of Range
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment, useful live	4 years	3 years
Other equipment | Bottom of Range
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment, useful live	3 years	3 years
Other equipment | Top of Range
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment, useful live	10 years	10 years